Income taxes	12 Months Ended
Mar. 31, 2022
Income taxes
20. Income taxes
Income tax expense is comprised of the following:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Current tax expense	Rs.	105,587.8	Rs.	122,087.4	Rs.	142,446.5	US$	1,877.5
Deferred tax (benefit) expense		(101.2)		(8,267.3)		(9,887.3)		(130.3)
Interest on income tax refund		(6.6)		—		—		—

Income tax expense	Rs.	105,480.0	Rs.	113,820.1	Rs.	132,559.2	US$	1,747.2

Income tax expense (benefit) for the year ended March 31, 2021 was recorded (i) in retained earnings for the income tax effect of adopting ASU
2016-13
for current expected credit losses (CECL) in the amount of Rs.
(21,016.0)
 million and (ii) in other comprehensive income in the amount of Rs.
(8,457.8)
million. Income tax expense (benefit) recorded in other comprehensive income was
Rs. 15,129.2
million for the year ended March 31, 2022.
Income before income tax expense and income tax expense are substantially all from India.
On December 12, 2019, the India Taxation Laws (Amendment) Act 2019, was promulgated, which provided domestic companies with an option to pay income tax at the rate of 22 percent (previously 30 percent), provided they do not claim certain deductions under the Income Tax Act with effect from the fiscal year 2019-20.The Bank elected to be subject to the 22 percent rate
(25.17%
including surcharge and education cess).The Bank has accounted for the effect of this change in the income tax rate during the year ended March 31, 2020 using reasonable estimates based on information available at the time and its interpretations of the law thereof, effective from fiscal year 2019-20.

The following is a reconciliation of income taxes at the Indian statutory income tax rate to income tax expense as reported:

	Fiscal year ended March 31,
	2020		2021		2022		2022

	(In millions)
Income before income tax expense	Rs.	365,844.0	Rs.	439,826.5	Rs.	519,162.2	US$	6,842.6
Statutory income tax rate		25.17%		25.17%		25.17%		25.17%
Expected income tax expense		92,075.6		110,695.5		130,662.7		1,722.2
Adjustments to reconcile expected income tax to actual income tax expense
Interest on income tax refund		(4.9)		—		—		—
Stock-based compensation		1,881.6		2,668.7		3,493.1		46.0
Income subject to rates other than the statutory income tax rate		—		—		(2,347.6)		(30.9)
Income exempt from taxes		(744.2)		(62.3)		—		—
Effect of change in statutory income tax rate		11,213.2		—		—		—
Others, net		1,058.7		518.2		751.0		9.9

Income tax expense	Rs.	105,480.0	Rs.	113,820.1	Rs.	132,559.2	US$	1,747.2

The tax effects of significant temporary differences are as follows:

	As of March 31,
	2021		2022		2022

	(In millions)
Tax effect of:
Deductible temporary differences:
Allowance for loan losses	Rs.	67,584.1	Rs.	79,821.5	US$	1,052.1
Investments available for sale debt securities		—		6,997.0		92.2
Lease liabilities		17,723.8		19,745.8		260.3
Employee benefits		752.3		728.1		9.6
Accrued expenses and other liabilities		4,997.1		3,772.1		49.7
Others		1,904.4		2,158.9		28.4

Deferred tax asset		92,961.7		113,223.4		1,492.3

Taxable temporary differences:
Right-of-use assets		17,723.8		19,745.8		260.3
Investments available for sale debt securities		8,567.9		—		—
Loan origination cost and fees		3,456.0		5,024.1		66.2
Investments, others		2,874.2		3,097.2		40.8

Deferred tax liability		32,621.9		27,867.1		367.3

Net deferred tax asset (liability)	Rs.	60,339.8	Rs.	85,356.3	US$	1,125.0

Management believes that the realization of the recognized deferred tax assets is more likely than not and the realization is based on a combination of reversing taxable temporary differences and expectations as to future pretax income.
The total unrecognized tax benefit as of March 31, 2021 and March 31, 2022 is Rs. 43,048.0 million and Rs. 46,774.3 million, respectively.
The major income tax jurisdiction for the Bank is India. The open tax years (first assessment by the tax authorities) are pending from fiscal year 2019 onwards. However, appeals filed by the Bank are pending with various local tax authorities in India for earlier tax years.

A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows:

	Fiscal year ended March 31,
	2021		2022		202 2

	(In millions)
Opening balance	Rs.	37,103.2	Rs.	43,048.0	US$	567.4
Settlements related to prior year tax positions		(221.5)		(1,985.0)		(26.2)
Increase related to prior year tax positions		892.8		—		—
Increase related to current year tax positions	Rs.	5,273.5	Rs.	5,711.3	US$	75.3

Closing balance	Rs.	43,048.0	Rs.	46,774.3	US$	616.5

The Bank’s total unrecognized tax benefits, if recognized, would reduce the income tax expense by Rs. 43,048.0 million and Rs. 46,774.3 million as of March 31, 2021 and March 31, 2022, respectively, and thereby would affect the Bank’s effective tax rate.
All of the Bank’s unrecognized tax benefits are presented as unrecognized refund claims.
Significant changes in the amount of unrecognized tax benefits within the next 12 months cannot be reasonably estimated as the changes would depend upon the progress of tax examinations with various tax authorities.